ORGANIZATION, VIE Structure and Disclosures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation and Presentation of Financial Statements [Line Items]
Total fee billed		$ 90,510	$ 74,875	$ 62,477
Aggregate carrying amounts of total assets		5,224,169	2,192,669
Aggregate carrying amounts of total liabilities		4,051,517	2,432,124
VIEs [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate carrying amounts of total assets	[1]	598,727	479,255
Aggregate carrying amounts of total liabilities		$ 714,034	$ 789,694
Vietnam [Member] | Maximum [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of direct or indirect shares or capital held		49.00%

[1]	These assets can be used only to settle the obligations of the respective VIEs.